Commitments And Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 18, 2021	Dec. 31, 2021
Commitments and Contingencies Disclosure [Line Items]
Litigation Settlement, Amount Awarded from Other Party	$ 5,322
Loss Contingency, Estimated Recovery from Third Party		Office Building Construction On February 18, 2021, the Company won a bid with a third-party to build an office building in Taipei and entered into a property development agreement in May 2021, at which time it delivered a US$5,322 thousand performance bond secured by a certificate of deposit. Based on the terms of the property development agreement, the Company is required to complete construction within three years after the construction license is approved. Litigation From time to time, the Company is subject to threats of litigation or actual litigation in the ordinary course of business, some of which may be material. On April 5, Rampart Asset Management LLC., commenced a patent infringement lawsuit against the Company in the United States District Court of the Eastern District of Texas, Marshall Divisions. As the case is in its preliminary phase, the Company has not been served with a complaint in this matter. The Company intends to defend this matter and although the ultimate outcome cannot be predicted with certainty, based on the current information available, the Company does not believe the ultimate liability, if any, will have a material adverse effect on its financial condition or results of operations.